Dunham Monthly Distribution Fund
Dunham Monthly Distribution Fund
Investment Objective:
The Fund seeks to provide positive returns in rising and falling market environments.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 93 of the Fund's Prospectus and in How to Buy and Sell Shares on page 90 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Monthly Distribution Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Monthly Distribution Fund		Class A	Class C	Class N
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.61%	0.61%	0.61%
Remaining Other Expenses		0.25%	0.25%	0.25%
Other Expenses		0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		2.17%	2.92%	1.92%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Monthly Distribution Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	782	1,215	1,672	2,934
Class C	295	904	1,538	3,242
Class N	195	603	1,037	2,243

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by using a variety of absolute-return strategies. These strategies, some or all of which may be employed at any one time, are intended to achieve relatively consistent returns across a range of market environments. These strategies include: (1) short-selling where the Sub-Adviser seeks to protect the Fund's portfolio against market declines, typically related to a merger-arbitrage transaction; (2) option writing where the Fund writes covered call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income; (3) merger-arbitrage where the Fund may purchase the equity securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations including those outside the U.S., and use one or more hedging arbitrage strategies in connection with the purchase to reduce market and/or company specific price risk; (4) fixed-income where the Fund may purchase fixed-income securities without limit to quality or maturity, including higher-risk corporate bonds ( known as "junk bonds"), bank debt and preferred stock to generate income. Collectively, the strategies are intended to produce positive returns in rising and falling market environments. The Sub-Adviser generally buys securities that it believes offer an attractive reward relative to risk and sells securities when the reward becomes less attractive relative to the risk. The Sub-Adviser sells short securities, which is considered a form of leverage, to protect the Fund's portfolio against market declines, typically related to a merger-arbitrage transaction and covers (buys back) these securities to close out a hedging transaction. The Sub-Adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

The Fund's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate ("Prime Rate"). Additionally, the Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" section in the Fund's Prospectus.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Derivatives Risk – Financial derivatives, such as options, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect on the Fund, which may produce significant losses. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Distribution Policy Risk – The Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Leveraging Risk – Using derivatives can create leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Merger and Event-Driven Risk – Investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganizations carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Purchasing Put Options Risk – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.

Selling (Writing) Covered Call Options Risk – When the Fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.

Short Selling Risk – If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss which may be unlimited. Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities.

Small and Medium Capitalization Risk – The Fund's investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Tax Consequence Risk – The Fund expects to generate a high level of premiums from its sale of call options. These premiums typically result in short-term capital gains to a Fund for federal and state income tax purposes.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class A Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Class A sales charge is not reflected in the bar chart, and if the sales charge were included, returns would be less than those shown. The sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to September 29, 2008 is the performance of a Predecessor Fund. Dunham & Associates Investment Counsel, Inc. did not begin managing the predecessor fund until August 2008. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class A Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 5.13% (quarter ended September 30, 2010) and the lowest return for a quarter was -6.14% (quarter ended September 30, 2011).

AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2016
Average Annual Total Returns - Dunham Monthly Distribution Fund		Label	1 Year		5 Years		Life of Fund		Inception Date
Class A		return before taxes	(1.86%)		2.45%		2.07%	[1]	Aug. 01, 2008
Class A | return after taxes on distributions		return after taxes on distributions	(3.37%)		1.11%		0.77%	[1]
Class A | return after taxes on distributions and sale of Fund shares		return after taxes on distributions and sale of Fund shares	(1.07%)		1.40%		1.16%	[1]
Class C		return before taxes	3.34%		2.89%		2.03%	[1]	Aug. 01, 2008
Class N		return before taxes	4.40%		3.93%		3.51%	[1]	Sep. 29, 2008
IQ Hedge Market Neutral Beta Index		IQ Hedge Market Neutral Beta Index	5.52%		2.55%
IQ Hedge Market Neutral Beta Index - As of August 1, 2008	[1],[2]						2.56%
IQ Hedge Market Neutral Beta Index - As of September 29, 2008	[1],[3]						2.96%
Morningstar Multialternative Category		Morningstar Multialternative Category (return before taxes)	1.38%	[4]	3.14%	[4]
Morningstar Multialternative Category - As of August 1, 2008	[1],[2],[4]						0.55%
Morningstar Multialternative Category - As of September 29, 2008	[1],[3],[4]						1.12%
[1]	For Class A and Class C Shares, life of Fund performance is measured from August 1, 2008 when the Adviser began managing the Fund as a Predecessor Fund. For Class N Shares, life of Fund performance is measured from commencement of operations of Class N Shares on September 29, 2008. On March 2, 2009, the Fund's investment objective and principal investment strategy were materially changed. Therefore, the Fund's performance prior to that date may have been different had the current investment objective and principal investment strategy been in place.
[2]	As of August 1, 2008.
[3]	As of September 29, 2008.
[4]	The Morningstar Multialternative Category is generally representative of mutual funds with static allocations to alternative strategies and mutual funds that tactically allocate among alternative strategies and asset classes. The gross short exposure in these mutual funds is generally greater than 20%.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class N shares, which are not shown, will vary from those of Class A shares.